Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Mar. 28, 2012
Document and Entity Information
Entity Registrant Name	AUXILIO INC
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001011432
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			20,154,202
Entity Public Float		$ 16,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,190,972	$ 1,832,115
Accounts receivable, net	4,693,660	2,032,738
Prepaid and other current assets	52,113	74,977
Supplies	1,059,730	651,874
Total current assets	7,996,475	4,591,704
Property and equipment, net	227,004	191,810
Deposits	36,288	28,013
Loan acquisition costs	159,036	226,576
Goodwill	1,517,017	1,517,017
Total assets	9,935,820	6,555,120
Current liabilities:
Accounts payable and accrued expenses	5,579,720	2,757,670
Accrued compensation and benefits	1,558,539	1,031,748
Line of credit	528,486
Deferred revenue	902,542	381,767
Current portion of capital lease obligations	88,645	49,881
Total current liabilities	8,657,932	4,221,066
Long-term liabilities:
Convertible notes payable, net of discount of $223,250 and $364,250 at December 31, 2012 and December 31, 2011, respectively	1,576,750	1,485,750
Derivative warrant liability		126,000
Derivative additional investment rights liability		235,000
Capital lease obligations less current portion	79,358	80,735
Total long-term liabilities	1,656,108	1,927,485
Stockholders' equity (deficit):
Common stock, par value at $0.001, 33,333,333 shares authorized, 19,818,642 shares issued and outstanding at December 31, 2012 and 19,449,783 shares issued and outstanding at December 31, 2011	19,820	19,451
Additional paid-in capital	22,491,361	20,894,653
Accumulated deficit	(22,889,401)	(20,507,535)
Total stockholders' equity	(378,220)	406,569
Total liabilities and stockholders' equity	$ 9,935,820	$ 6,555,120

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	33,333,333	33,333,333
Common Stock, shares issued	19,818,642	19,449,783
Common Stock, shares outstanding	19,818,642	19,449,783
Convertible notes payable, discount	$ 223,250	$ 364,250

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 35,647,021	$ 21,845,619
Cost of revenues	31,018,117	19,131,257
Gross profit	4,628,904	2,714,362
Operating expenses:
Sales and marketing	2,604,783	1,830,538
General and administrative expenses	3,654,716	3,360,513
Total operating expenses	6,259,499	5,191,051
Loss from operations	(1,630,595)	(2,476,689)
Other income (expense):
Interest expense	(465,131)	(171,945)
Interest income	300	2,487
Change in fair value of derivative liabilities	(279,000)	62,000
Total other income (expense)	(743,831)	(107,458)
Loss before provision for income taxes	(2,374,426)	(2,584,147)
Income tax expense	7,440	7,495
Net loss	$ (2,381,866)	$ (2,591,642)
Net loss per share:
Basic	$ (0.12)	$ (0.13)
Diluted	$ (0.12)	$ (0.13)
Number of weighted average shares outstanding:
Basic	19,589,978	19,376,214
Diluted	19,589,978	19,376,214

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity (Deficit)
Stockholders' Equity at Dec. 31, 2010	$ 19,338	$ 20,417,584	$ (17,915,893)	$ 2,521,029
Shares, Outstanding at Dec. 31, 2010	19,336,651
Common stock issued in a cashless exercise of options, value	46	(46)
Common stock issued in a cashless exercise of options, shares	46,465
Stock compensation expense for options and warrants granted to employees and consultants		303,979		303,979
Restricted stock granted for marketing services, value	67	81,636		81,703
Restricted stock granted for marketing services, shares	66,667
Warrants issued as loan acquisition costs		91,500		91,500
Net loss			(2,591,642)	(2,591,642)
Stockholders' Equity at Dec. 31, 2011	19,451	20,894,653	(20,507,535)	406,569
Shares, Outstanding at Dec. 31, 2011	19,449,783
Stock compensation expense for options and warrants granted to employees and consultants		391,605		391,605
Restricted stock granted for marketing services, value	219	348,826		349,045
Restricted stock granted for marketing services, shares	218,859
Warrants issued as loan acquisition costs		35,640		35,640
Common stock granted for consulting services, value	100	104,900		105,000
Common stock granted for consulting services, shares	100,000
Conversion of convertible note payable, value	50	49,950		50,000
Conversion of convertible note payable, shares	50,000
Warrants issued for marketing services		25,787		25,787
Reclassification of derivative liabilities to equity		640,000		640,000
Net loss			(2,381,866)	(2,381,866)
Stockholders' Equity at Dec. 31, 2012	$ 19,820	$ 22,491,361	$ (22,889,401)	$ (378,220)
Shares, Outstanding at Dec. 31, 2012	19,818,642

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by operating activities:
Net loss	$ (2,381,866)	$ (2,591,642)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	117,357	125,601
Stock compensation expense for options and warrants granted to employees and consultants	391,605	303,979
Fair value of restricted stock granted for marketing services	349,045	81,703
Fair value of warrants issued for marketing services	25,787
Fair value of common stock issued for consulting services	105,000
Change in fair value of derivative liabilities	279,000	(62,000)
Interest expense related to accretion of debt discount costs	141,000	58,750
Interest expense related to amortization of loan acquisition costs	128,044	36,544
Changes in operating assets and liabilities:
Accounts receivable	(2,660,922)	(872,487)
Prepaid and other current assets	22,864	256,506
Supplies	(407,856)	35,971
Deposits	(8,275)
Accounts payable and accrued expenses	2,822,050	218,842
Accrued compensation and benefits	526,791	259,216
Deferred revenue	520,775	125,965
Net cash used for operating activities	(29,601)	(2,023,052)
Cash flows (used for) investing activities:
Purchases of property and equipment	(29,841)	(24,669)
Net cash (used for) investing activities	(29,841)	(24,669)
Cash flows provided by financing activities:
Net proceeds from line of credit agreement	528,486
Proceeds from convertible notes payable		1,850,000
Loan acquisition fees paid	(24,864)	(171,620)
Payments on capital leases	(85,323)	(48,451)
Net cash provided by financing activities	418,299	1,629,929
Net increase (decrease) in cash and cash equivalents	358,857	(417,792)
Cash and cash equivalents, beginning of year	1,832,115	2,249,907
Cash and cash equivalents, end of year	$ 2,190,972	$ 1,832,115

CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental disclosure) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental disclosure of cash flow information:
Interest paid	$ 196,892	$ 39,630
Income tax paid	3,590	2,517
Non-cash investing and financing activities:
Property and equipment acquired through capital leases	122,710	57,767
Warrants issued as loan acquisition costs	35,640	91,500
Conversion of convertible note payable	50,000
Reclassification of derivative liabilities to equity	$ 640,000

(1) Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
(1) Basis of Presentation and Summary of Significant Accounting Policies

(1)           Basis of Presentation and Summary of Significant Accounting Policies

Business Activity

We are engaged in the business of providing fully-outsourced managed print services to the healthcare industry, working exclusively with hospitals throughout the United States.

Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, which contemplate continuation of Auxilio as a going concern. We have reported a net loss of $2,381,866 for the year ended December 31, 2012 and an accumulated deficit of $22,889,401 as of December 31, 2012. We reported a net loss of $2,591,642 for the year ended December 31, 2011. We have negative working capital of $661,457 as of December 31, 2012.

The consolidated financial statements include the accounts of Auxilio and our wholly owned subsidiaries.  All intercompany balances and transactions were eliminated.

Liquidity

During the year ended December 31, 2012, cash used for operating activities was $29,601 as compared to cash used for operating activities of $2,023,052 for the same period in 2011.  During this same period our revenue increased by 64%. We expect another year of revenue growth in 2013.  The implementation costs that accompanied the growth in 2012 along with the related sales expense and operational overhead has substantially contributed to our losses. As these new accounts mature, we anticipate a reduction in costs of goods sold per account and an increase in total costs but at a slower rate than revenue, allowing us to reduce our current net cash used from operating activities. We have already seen this trend in the fourth quarter of 2012.

The standard term for our management services contracts are three to five years. We refer to mature accounts as those whom we have fully implemented, and have influenced change in our customer’s configuration of equipment, toner procurement vendors, third-party service vendors and/or leased equipment agreements. Accounts normally take six to twelve months to reach maturity, but could take as long as twenty-four months. There is no specific timeframe that results in maturity because our customers are initially in varying positions with regards to their equipment configuration, toner procurement vendors, third-party service vendors and leased equipment agreements. Often these agreements are non-cancellable until they reach their termination date.

During 2011 in preparation for this growth, we raised $1,850,000 in a convertible debt financing.  Additionally, in May 2012, we entered into an asset based line of credit agreement with a financial institution. This facility provides for borrowings up to $2,000,000 not to exceed 80% of eligible receivables. Management believes that improved cash generated from operations, along with the funds raised in these recent debt financings, will be sufficient to sustain our business operations over the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

Revenue is recognized pursuant to ASC Topic 605, “Revenue Recognition” (“ASC 605”).  Revenues from equipment sales transactions are earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price has been determined and collectability has been reasonably assured. For the placement of equipment that is to be placed at a customer’s location at a future date, revenue is deferred until the placement of such equipment. Monthly service and supply revenue is earned monthly during the term of the contract, as services and supplies are provided.

When we enter into arrangements that include multiple deliverables, they typically consist of the sale of MFD equipment and a support services contract which includes a reserve for replacement of printer and fax equipment. Pursuant to ASC Subtopic 605-25-25: “Revenue Recognition – Multiple-Element Arrangements – Recognition”(“ASC 605-25-25”), we account for each element within an arrangement with multiple deliverables as separate units of accounting. Revenue is allocated to each unit of accounting using the relative selling price method, which allocates revenue to each unit of accounting based on the fair value of both the delivered and undelivered items.

Deferred Revenue

We enter into arrangements that include multiple deliverables, which typically consist of the sale of MFD equipment and a support services contract.  We account for each element within an arrangement with multiple deliverables as separate units of accounting.  Revenue is allocated to each unit of accounting under the guidance of FASB ASC Topic 605-25, Multiple-Deliverable Revenue Arrangements, which provides criteria for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy for determining the selling price of a deliverable.  The selling price used for each deliverable is based on vendor-specific objective (“VSOE”) evidence if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third-party evidence is available.  We are required to determine the best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis.    We do not separately sell MFD equipment on a standalone basis.  Therefore, we do not have VSOE for the selling price of these units. As we purchase the equipment, we have third-party evidence of the cost of this element.  We estimate the proceeds from the arrangement to allocate to the service unit based on historical cost experiences.  Based on the relative costs of each unit to the overall cost of the arrangement, we utilize the same relative percentage to allocate the total arrangement proceeds.

Cash and Cash Equivalents

For purposes of the statement of cash flows and balance sheet classification, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

We provide an allowance for doubtful accounts equal to the estimated uncollectible amounts. Our estimate is based on historical collection experience and a review of the current status of trade accounts receivable.  It is reasonably possible that our estimate of the allowance for doubtful accounts will change.  Management believes that no accounts receivable are uncollectible at December 31, 2012.

Supplies

Supplies consist of parts and supplies for the automated office equipment, including copiers, facsimile machines and printers.  Supplies are valued at the lower of cost or market value on a first-in, first-out basis.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation.  Depreciation of the property and equipment is provided using the straight-line method over the assets’ estimated economic lives, which range from 2 to 7 years.  Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Under ASC Topic 350, “Intangibles, Goodwill and Other” (“ASC 350”), goodwill and intangible assets with indefinite lives are reviewed for impairment at least annually (December 31), or more frequently when indicators of impairment are present.  Intangible assets with definite lives are reviewed for impairment when indicators of impairment exist.  For goodwill, management compares the carrying value of the reporting unit to its related estimated fair value and recognizes an impairment charge in the amount by which the carrying value exceeds the estimated fair value.  For indefinite life intangible assets, management compares the estimated fair value of the intangible asset to its carrying value and an impairment charge is recognized in the amount by which the carrying value exceeds estimated fair value.  For definite life intangible assets, if the carrying value cannot be recovered from expected undiscounted future cash flows, then an impairment charge is recognized in the amount by which the carrying value exceeds the estimated fair value of the intangible asset.

For purposes of testing the impairment of goodwill, we have one reporting unit. Our methodology for testing goodwill impairment consists of one, and possibly two steps.  In step one of the goodwill impairment test, management compares the carrying amount (including goodwill) of the entity-wide reporting unit and the fair value based on market capitalization. Our market capitalization is based on the closing price of our Common Stock as quoted on the OTCBB multiplied by our outstanding shares of Common Stock.  There was no impairment of goodwill as a result of the annual impairment tests completed during the fourth quarters of 2012 and 2011. Excluding goodwill, we have no intangible assets deemed to have indefinite lives. At December 31, 2012, our fair value, based on market capitalization, was approximately $18.8 million, exceeding our book value by approximately $19.1 million.  The second step of the impairment test compares the implied fair value of the goodwill with the book value. We were not required to perform step two since we passed step one.

Long-Lived Assets

In accordance with FASB ASC Topic 350, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there are indications of impairment, we use future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable.  In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value.  Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less the cost to sell. As of December 31, 2012, management determined there was no impairment of these assets.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial reporting requirements and those imposed under federal and state tax laws.  Deferred taxes are provided for timing differences in the recognition of revenue and expenses for income tax and financial reporting purposes and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments

We account for our Financial Instruments in accordance with ASC Topic 820, “Fair Value Measurements,” (“ASC 820”). ASC 820 defines fair value, provides a framework for measuring fair value and expands the disclosures required for fair value measurements. The standard applies to other accounting pronouncements, but does not require any new fair value measurements.

The fair value hierarchy consists of three broad levels, which are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2 - Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Our derivative warrant liability and derivative additional investment rights liability are stated at fair value as further described in note 6 below.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and capital lease obligations approximate fair value due to the short-term nature of these financial instruments. The carrying amount of our host debt contract of our convertible debt approximates its fair value as we believe the credit market has not materially changed since the original borrowing date.

Stock-Based Compensation

We recognize stock-based compensation as an expense in accordance with ASC Topic 718 “Share-Based Payments” (“ASC 718”) and value the equity securities based on the fair value of the security on the date of grant.  Stock option awards are valued using the Black-Scholes option-pricing model.

For the years ended December 31, 2012 and 2011, stock-based compensation expense recognized in the statements of operations is as follows:

	Year Ended December 31,
	2012	2011
Cost of revenues	$ 102,065	$ 75,290
Sales and marketing	63,599	24,014
General and administrative expenses	225,941	204,675
Total stock based compensation expense	$ 391,605	$ 303,979

The weighted average estimated fair value of stock options granted during 2012 and 2011 was $0.55 and $0.44 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option.  The assumptions used in the Black-Scholes model were as follows for stock options granted in 2012 and 2011:

	2012	2011
Risk-free interest rate	0.07% to 0.17%	0.08% to 0.19%
Expected volatility of our Common Stock	64.83% to 82.48%	80.95% to 85.78%
Dividend yield	0%	0%
Expected life of options	3 years	3 years

The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable.  Because option valuation models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

Compensation cost associated with grants of restricted stock units are also measured at fair value. We evaluate the assumptions used to value restricted stock units on a quarterly basis. When factors change, including the market price of the stock, share-based compensation expense may differ significantly from what was recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, we may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. As of December 31, 2012, we have not granted any restricted stock units under the 2011 Stock Incentive Plan.

Basic and Diluted Loss Per Share

In accordance with ASC Topic 260, “Earnings Per Share,” basic net loss per share is calculated using the weighted average number of shares of our Common Stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of our Common Stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

As of December 31, 2012, potentially dilutive securities consisted of options and warrants to purchase 8,179,637 shares of our Common Stock at prices ranging from $0.30 to $2.15 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

As of December 31, 2011, potentially dilutive securities consisted of options and warrants to purchase 9,349,561 shares of our Common Stock at prices ranging from $0.30 to $6.75 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2012	2011
Numerator:
Net loss	$(2,381,866)	$(2,591,642)

Denominator:
Denominator for basic calculation weighted averages	19,589,978	19,376,214

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,589,978	19,376,214

Net loss per share:
Basic net loss per share	(.12)	(.13)
Diluted net loss per share	(.12)	(.13)

Segment Reporting

Based on our integration and management strategies, we operated in a single business segment.  For the years ended December 31, 2012 and 2011, all revenues were derived from domestic operations.

Subsequent Events

Management has evaluated events subsequent through the date of filing of this annual report and determined there is no effect on the financial statements, nor any items that would require disclosure.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB that we adopt as of the specified effective date.  Unless otherwise discussed in these financial statements and notes or in our Annual Report on Form 10-K for the year ended December 31, 2012, we believe the impact of any recently issued standards that are not yet effective are either not applicable to us at this time or will not have a material impact on our consolidated financial statements upon adoption.

(2) Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes
(2) Accounts Receivable

(2)           Accounts Receivable

A summary of accounts receivable follows:

	As of December 31,
	2012	2011
Trade receivables	$ 6,848,090	$ 1,849,131
Unapplied advances and unbilled revenue	(2,154,430)	183,607
Allowance for doubtful accounts	-	-
	$ 4,693,660	$ 2,032,738

(3) Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes
(3) Property and Equipment

(3)           Property and Equipment

A summary property and equipment follows:

	As of December 31,
	2012	2011
Furniture and fixtures	55,695	51,398
Computers and office equipment	541,895	553,254
Fleet equipment	216,857	367,660
Leasehold improvements	3,838	-
	818,285	972,312
Less accumulated depreciation and amortization	(591,281)	(780,502)
	$227,004	$191,810

Depreciation and amortization expense for property, equipment, and improvements amounted to $117,357 and $125,601 for the years ended December 31, 2012 and 2011, respectively.

(4) Line of Credit	12 Months Ended
Dec. 31, 2012
Notes
(4) Line of Credit

(4)           Line of Credit

On May 4, 2012, we entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Avidbank Corporate Finance, a Division of Avidbank (“Avidbank”).  The Loan and Security Agreement provides us with a revolving line-of-credit up to $2.0 million at an interest rate of prime plus 3.75%; provided, however, that at no time shall the rate be less than seven percent (7.0%) per annum. As of December 31, 2012 the interest rate was 7.0%. The amount available to us at any given time is the lesser of (a) $2.0 million, or (b) the amount available under our borrowing base (80% of our eligible accounts, minus (1) accrued client lease payables, and minus (2) accrued equipment pool liability).  While there are outstanding credit extensions, we must maintain a minimum balance of unrestricted cash and cash equivalents at Avidbank of at least $400,000, measured on a monthly basis, and our maximum quarterly consolidated adjusted EBITDA loss must not exceed:  (i) $1,000,000 for the quarter ended March 31, 2012, (ii) $250,000 for the quarter ending June 30, 2012, (iii) $500,000 for the quarter ending September 30, 2012, and (iv) we must have adjusted EBITDA income of $100,000 for the quarter ending December 31, 2012.  We covenanted not to, among other things, (a) dispose of assets (other than in the ordinary course), (b) change our business, (c) change our CEO or CFO, (d) merge or consolidate with any other person, (e) acquire all or substantially all of the capital stock or property of another person, or (f) become liable for any indebtedness (other than permitted indebtedness, as set forth in the Loan and Security Agreement).  The foregoing description is qualified in its entirety by reference to the Loan and Security Agreement, which is found in our 8-K filing on May 9, 2012 as Exhibit 10.1.

In connection with our entry into the Loan and Security Agreement, we granted Avidbank (a) a general, first-priority security interest in all of our assets, equipment and inventory, and (b) a security interest in all of our intellectual property under an Intellectual Property Security Agreement.  Each holder of convertible promissory notes issued in a private offering in July 2011 agreed to subordinate its right of payment and security interest in and to our assets to Avidbank throughout the term of the Loan and Security Agreement.  In addition, we issued Avidbank a 5-year warrant to purchase up to 72,098 shares of our common stock at an exercise price of $1.387 per share, as additional consideration for the Loan and Security Agreement.  The foregoing descriptions are qualified in their entirety by reference to the respective agreements.  These agreements are found in our 8-K filing on May 9, 2012 as Exhibits 10.2, 10.3 and 10.4, respectively.

Interest charges associated with the Avidbank line of credit, including amortization of the discounts and loan acquisition costs totaled $78,722, for the year ended December 31, 2012.

(5) Convertible Notes Payable	12 Months Ended
Dec. 31, 2012
Notes
(5) Convertible Notes Payable

(5)           Convertible Notes Payable

Effective July 29, 2011, we closed on a private offering of secured convertible promissory notes and warrants (“Units”) for gross proceeds of $1,850,000.  Each of the Units consists of (i) a $5,000 secured convertible promissory note (each a “Note” and collectively “Notes”) and (ii) a warrant (each a “Warrant” and collectively “Warrants”) to purchase 1,000 shares of our Common Stock at and exercise price of $1.50 per share.  The Notes mature July 29, 2014 and are secured by our tangible and intangible assets, subject to the senior security interest of Avidbank, as discussed in the immediately preceeding note.  The Notes accrue interest at a rate of eight percent (8%) per annum, compounded annually, and the interest on the outstanding balance of the Notes is payable no later than thirty (30) days following the close of each calendar quarter.  The Notes are convertible into 1,850,000 shares of Common Stock.  The Warrants expire April 29, 2016 and are exercisable to purchase up to 370,000 shares of our Common Stock. We additionally granted piggyback registration rights to the investors in this offering.  Several members of the Board, including John Pace, Michael Joyce, Mark St. Clare and Michael Vanderhoof, participated in the offering.

We may call the Notes for prepayment (“Call Option”) if (a) our Common Stock closes at or above $2.00 per share for 20 consecutive days; and (b) our Common Stock has had daily trading volume at or above 100,000 shares for the same 20 consecutive days.  Investors shall have 60 days from the date on which we call the Notes to convert the Notes (thereafter we may prepay any outstanding Notes).

At any time prior to the maturity date, the holders of the Notes may elect to convert all or part of the unpaid principal amount of the Notes and any unpaid interest accrued thereon, into shares of our Common Stock. The conversion price shall be $1.00 per share of Common Stock, subject to adjustment upon the occurrence of certain capital events.  If (a) there is any transaction, or a series of transactions, that results, directly or indirectly, in the transfer of 100% of Auxilio including, without limitation, any sale of stock, sale of assets, sale of membership interests, merger or consolidation, reorganization, recapitalization or restructuring, tender or exchange offer, negotiated purchase or  leveraged buyout, and (b) the per share price of our Common Stock in such transaction equals or exceeds $1.00, then the Notes will be automatically converted into our Common Stock.

The Note agreement provides holders of the Notes with certain dilution protections.  If (a) by July 29, 2012, we had completed an additional round of debt financing with new investors (“New Debt”) and (b) the New Debt contained more favorable interest rate, payment frequency, amortization, conversion price, warrant coverage and registration rights terms to the New Debt holders than the Notes, then the holder of Notes would have had the option to exchange the Notes for an equal principal amount of new notes with the same terms as the New Debt (the “Exchange Feature”).  The Exchange Feature did not provide for fixed terms for the associated Warrants nor did it allow for an adjustment to the conversion rate of the Notes. As we did not have any additional financing, the Exchange Feature expired on July 29, 2012.

We allocated the proceeds from the sale of the Notes and Warrants in connection with ASC Topic 470-25.  Due to the existence of the Exchange Feature, the Warrants were determined to not be indexed to its own underlying stock and therefore did not qualify for equity classification. Therefore the proceeds allocated to the Warrants were determined to be a derivative liability and were measured at fair value.

The conversion rights and the Call Option held by us, or the “Additional Investment Rights,” are embedded derivatives of the host debt contract. The potential variability of the conversion rate and the terms of the Call Option, due to the existence of the Exchange Feature, also caused the Additional Investment Rights to not qualify for equity classification.  Under the accounting guidance for multiple embedded derivatives, we combined these rights into one embedded derivative and allocated proceeds from the offering to the bundled derivative. Accordingly, the bundled Additional Investment Rights were accounted for as a derivative liability to be measured at fair value. We allocated $1,427,000 to the convertible Notes payable, $166,000 to the derivative Warrant liability and $257,000 to the derivative Additional Investments Rights liability.  The debt discount of $423,000 will be amortized as interest expense over the term of the convertible Notes payable.  The valuation methodologies for the fair values of the Derivative Warrant Liability and the Derivative Additional Investment Rights Liability are described in Note 6 below.

Interest charges associated with the convertible notes payable, including amortization of the discounts and loan acquisition costs totaled $375,551 and $156,961 for the years ended December 31, 2012 and 2011, respectively.

We also agreed to pay Cambria Capital, LLC a placement fee of $149,850 in sales commissions, reimburse for costs associated with the placement of the Units and to issue a warrant to purchase up to 199,800 shares of Common Stock exercisable at a price of $1.50 per share.  Cambria Capital, LLC is an affiliate of Michael Vanderhoof, a member of the Board. The engagement of Cambria Capital, LLC, the payment of the placement fee and the issuance of the warrant to Cambria Capital, LLC were approved by a majority of the disinterested members of the Board after full disclosure of Mr. Vanderhoof’s interest. We additionally granted piggyback registration rights to Cambria Capital, LLC in this offering that are the same as those afforded to the investors in the offering.

(6) Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Notes
(6) Derivative Liabilities

(6)           Derivative Liabilities

Our derivative liability instruments were measured at fair value using the Black-Scholes model. We evaluated the use of other valuation models and determined that given the fact pattern these methods were not anticipated to be materially different from the amounts calculated using the Black-Scholes model.  This determination was based on management’s belief that the likelihood of another round of financing prior to the expiration of the Exchange Feature was remote, and another round of financing with terms more favorable to new investors is even more remote.  If another round of financing were to have occurred, we believe that our need for an additional round of financing by July 2012 would have been driven by significant growth in our business.  This growth would likely have resulted in more favorable terms to us, thus rendering the instruments subject to the Exchange Feature with nominal value.  As a result, we believe that the Black-Scholes model was an appropriate method for valuing the warrants and additional investment rights subject to the Exchange Feature.

Derivative Warrant Liability

The Warrants outstanding from the convertible notes payable financing had potentially variable terms that could have allowed for the reduction in the exercise price of the Warrants in the event that, prior to July 29, 2012, we completed an additional round of debt financing with new investors that called for better economic terms. We accounted for these Warrants in accordance with FASB ASC Topic 815.

We recognized all of our warrants subject to the Exchange Feature as a derivative liability in our consolidated balance sheet.  The derivative liability was revalued at each reporting period and changes in fair value were recognized currently in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative liability had no effect on our cash flows.

The revaluation of these Warrants during the reporting period resulted in the recognition of a $40,000 gain for the year ended December 31, 2011 and a $92,000 charge for the year ended December 31, 2012, under the caption “Change in fair value of derivative liabilities.”  The fair value of these warrants at December 31, 2011 was $126,000, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability.” The fair value of these Warrants as of the expiration of the Exchange Feature, July 29, 2012 was $218,000. On this date, this amount was reclassified as additional paid-in capital.

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

We determined that our derivative Warrant liability was a Level 3 fair value measurement.  The fair value as of July 29, 2012 (the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Exercise price	$1.50	$1.50
Term (years)	3.75	4.33
Risk-free interest rate	0.65%	0.833%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$1.18	$0.76

Derivative Additional Investment Rights Liability

We had Additional Investment Rights outstanding with terms that could have allowed for more beneficial consideration to the holders of the Notes in the event that, prior to July 29, 2012, we completed an additional round of debt financing with new investors that called for better economic terms. We accounted for these Additional Investment Rights in accordance with FASB ASC Topic 815.

We recognized all of our Additional Investment Rights subject to the Exchange Feature as derivative liabilities in our consolidated balance sheet.  The derivative liability was revalued at each reporting period and changes in fair value were recognized in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative Additional Investment Rights liability had no effect on our cash flows.

The revaluation of the Additional Investment Rights at each reporting period resulted in the recognition of a $22,000 gain for the year ended December 31, 2011 and a $187,000 charge for the year ended December 31, 2012,under the caption “Change in fair value of derivative liabilities.”  The fair value of the Additional Investments Rights at December 31, 2011 was $235,000, which is reported on the consolidated balance sheet under the caption “Derivative Additional Investment Rights Liability.” The fair value of the Additional Investment Rights as of the expiration of the Exchange Feature, July 29, 2012, was $422,000. On this date, this amount was reclassified as additional paid-in capital.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

We have determined that our derivative additional investment rights liability to be a Level 3 fair value measurement.  The fair value as of July 29, 2012(the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Conversion price (range)	$1.00-$2.00	$1.00-$2.00
Term (years)	2.00	2.58
Risk-free interest rate	0.34%	0.36%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$ 1.18	$ 0.76

(7) Warrants	12 Months Ended
Dec. 31, 2012
Notes
(7) Warrants

(7)           Warrants

Below is a summary of warrant activity during the years ended December 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,362,708	$ 1.36
Granted in 2011	869,800	$ 1.31
Exercised in 2011	-	$ -
Cancelled in 2011	(250,000)	$ 0.55
Outstanding at December 31, 2011	3,982,508	$ 1.40	2.71	$ 130,667
Granted in 2012	72,098	$ 1.39
Exercised in 2012	-	$ -
Cancelled in 2012	(1,600,000)	$ 1.50
Outstanding at December 31, 2012	2,454,606	$ 1.34	1.85	$ 228,983

Warrants exercisable at December 31, 2012	2,254,606	$ 1.37	1.85	$ 226,983

The following tables summarize information about warrants outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Warrants Exercisable	Exercisable Warrants Weighted Average Exercise Price
$0.30 to $0.75	501,667	1.54	$ 0.50	501,667	$ 0.50
$0.91 to $1.84	1,341,898	2.84	$ 1.37	1,141,898	$ 1.44
$1.85 to $2.00	611,041	0.27	$ 1.96	611,041	$ 1.96
$0.30 to $2.00	2,454,606	1.85	$ 1.34	2,254,606	$ 1.37

In November 2008, we entered into a five year joint marketing agreement with Sodexo (the “Sodexo Agreement”) to provide Auxilio’s document services to Sodexo’s healthcare customer base in the United States.  Under the terms of the Sodexo Agreement, Sodexo invests in sales and marketing resources and assists us with marketing their document services to Sodexo’s U.S. healthcare customer base of more than 1,600 hospitals.  In return, we provide Sodexo with warrants to purchase up to two million shares of our Common Stock at a price of $1.50 per share.  The first 150,000 warrants vested on June 2, 2009. The fair value of the warrant for the 150,000 shares vesting upon execution on June 2, 2009 was $76,807. This amount was recognized as a sales and marketing expense in June 2009. We account for equity based payments to non-employees in accordance with ASC Topic 505-50. As the warrant issued is more reliably measurable at fair value, we use the fair value of the warrant to account for the transaction. The fair value of the warrant was determined using the Black-Scholes option-pricing model, with the following assumptions: (i) no expected dividends; (ii) a risk free interest rate of 0.20%; (iii) expected volatility of 85.07%; and (iv) a contract life of the warrants of five years. An additional 175,000 vested on July 13, 2010 upon the signing of a new customer contract. The fair value of the warrant for the 175,000 shares vesting with the signing of the new customer contract on July 13, 2010 was $90,161. This amount was recognized as a sales and marketing expense in July 2010. The fair value of the warrant was determined using the Black-Scholes option-pricing model, with the following assumptions: (i) no expected dividends; (ii) a risk free interest rate of 0.17%; (iii) expected volatility of 82.56%; and (iv) a contract life of the warrants of four years.  The Sodexo Agreement was amended in October 2012 (the “October 2012 Amendment”) and the balance of the warrant pool was cancelled.

On April 1, 2011, we granted 300,000 warrants to our CEO to purchase shares of our Common Stock at an exercise price of $0.94 per share, which exercise price equals the fair value of our stock on the grant date. The fair value of the warrants was determined using the Black-Scholes option-pricing model.  The warrants have graded vesting annually over three years.  The fair value of the warrants was determined using the Black-Scholes option-pricing model.  The assumptions used to calculate the fair value are as follows:  (i) risk-free interest rate of 0.11%; (ii) estimated volatility of 81.36%; (iii) dividend yield of 0.0%; and (iv) expected life of the warrants of three years.

On July 29, 2011, we closed on a private offering of secured convertible notes and warrants, wherein warrants for 370,000 shares of our Common Stock were issued to the note holders and a warrant for 199,800 shares of our Common Stock were issued to the placement broker.  Please see Notes 5 and 6 for further information on these warrants.

(8) Stock Option and Stock Incentive Plans	12 Months Ended
Dec. 31, 2012
Notes
(8) Stock Option and Stock Incentive Plans

 (8)          Stock Option and Stock Incentive Plans

In October 2001, we approved the 2001 Stock Option Plan under which all employees may be granted options to purchase shares of our Common Stock.  The maximum number of shares of the Common Stock available for issuance under the 2001 Plan was 5,400,000 shares. Under the 2001 Stock Option Plan (the “2001 Plan”), the option exercise price was equal to the fair market value of the Common Stock on the date of grant.  Options expired no later than 10 years from the grant date and generally vested within five years.

The Board approved the 2003 Stock Option Plan (the “2003 Plan”) and it became effective immediately upon stockholder approval at the Annual Meeting on May 15, 2003.  The maximum number of shares of the Common Stock available for issuance under the 2003 Plan was 4,400,000 shares. On May 15, 2003, 899,500 shares were available to grant under the 2003 Plan, and 567,167 had been granted under our former 2000 Stock Option Plan (the “2000 Plan”) and the 2001 Plan.  Although we no longer granted options under the 2000 Plan or the 2001 Plan, all outstanding stock options continue to be subject to the terms and conditions of the stock option agreement and the underlying plans, except to the extent the Board or the Compensation Committee elected to extend one or more features of the 2003 Plan to the outstanding stock options that were granted pursuant to the 2000 Plan or the 2001 Plan.  Under the 2003 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant.  Stock options expired no later than 10 years from the grant date and generally vested within five years.

In May of 2004, the Board and stockholders approved the 2004 Stock Incentive Plan (the “2004 Plan”). The maximum number of shares of the Common Stock available for issuance under the 2004 Plan was 6,400,000 shares. As of the date of stockholder approval, May 12, 2004, options to purchase 714,750 shares had been granted pursuant to the 2000 Plan, 2001 Plan and 2003 Plan. Under the terms and conditions of the 2004 Plan, the option exercise price is equal to the fair market value of the Common Stock at the date of grant.  Options expired no later than 10 years from the grant date and generally vested within five years.

The Board approved the 2007 Stock Option Plan, as amended (the “2007 Plan”), and it became effective on May 16, 2007 upon receipt of stockholder approval.  On May 16, 2007, options to purchase 2,890,147 shares of Common Stock had been granted pursuant to the 2000 Plan, 2001 Plan, 2003 Plan and 2004 Plan. Under the 2007 Plan, the administrator could grant options to purchase 4,470,000 shares of Common Stock.  The options granted pursuant to the 2004 Plan continue to be governed by the terms and conditions of the 2004 Plan, except to the extent the administrator elected to extend one or more features of the 2007 Plan to the outstanding stock options granted pursuant to the 2004 Plan.  Under the 2007 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant.  Options expired no later than 10 years from the grant date and generally vested within three years.

On March 17, 2011, the Board approved the 2011 Stock Incentive Plan (the “2011 Plan”), and it became effective on May 12, 2011. The 2011 Plan authorizes the issuance of no more than 5,970,000 shares of our Common Stock and it provides for the granting of stock options, stock appreciation rights and restricted stock to our employees, members of the Board and service providers. As of December 31, 2012, there were 152,253 shares available for issuance under the 2011 Plan.

Additional information with respect to these Plans’ stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	5,218,909	$ 1.01
Granted in 2011	671,500	$ 0.89
Exercised in 2011	(46,465)	$ 0.53
Cancelled in 2011	(476,891)	$ 0.68
Outstanding at December 31, 2011	5,367,053	$ 1.03	6.23	$ 208,835
Granted in 2012	620,500	$ 1.11
Exercised in 2012	-	$ -
Cancelled in 2012	(262,522)	$ 1.40
Outstanding at December 31, 2012	5,725,031	$ 1.02	5.65	$ 623,117

Options exercisable at December 31, 2012	4,449,031	$ 1.02	4.78	$ 540,708

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Options Exercisable	Exercisable Options Weighted Average Exercise Price
$0.30 to $0.75	1,072,500	4.99	$ 0.57	1,066,500	$ 0.57
$0.75 to $0.90	1,590,831	5.04	$ 0.81	1,235,387	$ 0.82
$0.91 to $1.84	2,795,700	6.52	$ 1.22	1,881,144	$ 1.27
$1.85 to $2.00	236,000	2.34	$ 1.99	236,000	$ 1.99
$2.00 to $2.15	30,000	5.67	$ 2.15	30,000	$ 2.15
$0.30 to $2.15	5,725,031	5.65	$ 1.02	4,449,031	$ 1.02

Unamortized compensation expense associated with unvested options approximates $442,063 as of December 31, 2012. The weighted average period over which these costs are expected to be recognized is approximately 1.5 years.

(9) Restricted Stock	12 Months Ended
Dec. 31, 2012
Notes
(9) Restricted Stock

(9)           Restricted Stock

On May 11, 2011, we amended the Sodexo Agreement (the “May 2011 Amendment”).  Pursuant to the Sodexo Agreement, as amended by the May 2011 Amendment, Sodexo provided additional sales and marketing resources and expanded the marketing effort directed towards existing or potential Sodexo hospital clients.  The term of the Sodexo Agreement was extended to December 31, 2014.  Upon signing the May 2011 Amendment, we granted 200,000 shares of restricted stock to Sodexo.  These shares vest as follows:  66,667 immediately, 66,667 on May 11, 2013 and 66,666 on May 11, 2014.  The immediately vested shares resulted in a charge to marketing expense of $54,667 in 2011.  The cost of the remaining shares are recognized over the vesting periods using the current market price of the stock at each periodic reporting date.  On April 18, 2012, we granted 23,437 shares to Sodexo as a result of a new sale.  These shares vest as follows:  7,812 on April 18, 2013, 7,812 on April 18, 2014 and 7,813 on April 18, 2015. On July 1, 2012, we granted another 31,765 shares to Sodexo as a result of another new sale.  These shares vest as follows:  10,588 on July 1, 2013, 10,588 on July 1, 2014 and 10,588 on July 1, 2015.  For the year ended December 31, 2012, the cost recognized for these shares totaled $106,413.  Under the Sodexo Agreement, as amended by the May 2011 Amendment, Sodexo also receives a quarterly commission based on actual revenues derived from these new accounts over the initial term of the contract along with an annual marketing fee based on  total revenues received by us, excluding for certain existing accounts.  For the year ended December 31, 2012, these fees totaled $158,793.  In October 2012 we again amended the Sodexo Agreement and eliminated the additional sales and marketing resources that we added under the May 2011 Amendment (such amendment referred to herein as the “October 2012 Amendment”).  Under the new terms we will no longer pay the annual marketing fee, but continue to pay to Sodexo a quarterly commission based on actual revenues received by us from certain existing customers and any new customers Sodexo brings to us and signs an agreement for services by August 3, 2013. Further, the October 2012 Amendment stipulates that we provide 133,333 shares of our common stock to Sodexo instead of paying cash of $97,087 due to Sodexo for unpaid marketing fees pursuant to the May 2011 Amendment.

In January 2011, we entered into an independent contractor services agreement with a sales channel partner to provide us marketing services.  In March 2012, this sales channel partner became fully vested in a grant of 85,526 shares of restricted stock provided for in the agreement.  The cost recognized for the 85,526 shares of restricted stock was $102,631.

(10) Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
(10) Income Taxes

(10)         Income Taxes

For the years ended December 31, 2012 and 2011, the components of income tax expense are as follows:

	Year Ended December 31
	2012	2011
Current provision:
Federal	$ -	$ -
State	7,440	7,495
	7,440	7,495
Deferred benefit:
Federal	-	-
State	-	-
	-	-
Income tax expense	$ 7,440	$ 7,495

Income tax provision amounted to $7,440 and $7,495 for the years ended December 31, 2012 and 2011, respectively (an effective rate of (0.3)% for 2012 and (0.3)% for 2011).  A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Year Ended December 31
	2012	2011
Computed tax at federal statutory rate of 34%	$ (807,305)	$ (878,610)
State taxes, net of federal benefit	3,947	3,072
Non-deductible items	95,392	87,434
Other	1,460	2,840
Change in valuation allowance	713,946	792,759
	$ 7,440	$ 7,495

Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which is uncertain.  Accordingly, a valuation allowance, in an amount equal to the net deferred tax asset as of December 31, 2012 and 2011 has been established to reflect these uncertainties.  As of December 31, 2012 and 2011, the net deferred tax asset before valuation allowances is approximately $6,440,000 and $5,784,000, respectively, for federal income tax purposes, and $1,398,000 and $1,225,000, respectively for state income tax purposes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of our deferred tax assets and liabilities are as follows:

	Year Ended December 31
	2012	2011
Deferred tax assets:
Accrued salaries/vacation	$232,600	$195,100
Accrued equipment pool	54,100	57,500
State taxes	400	800
Stock options	768,900	714,300
Net operating loss carryforwards	7,121,300	6,443,100
Total deferred tax assets	8,177,300	7,410,800

Deferred tax liabilities:
Depreciation	21,000	75,800
Amortization of intangibles	4,700	4,700
Other	313,900	321,600
Total deferred tax liabilities	339,600	402,100

Net deferred assets before valuation allowance	7,837,700	7,008,700
Valuation allowance	-7,837,700	-7,008,700
Net deferred tax assets	$ -	$ -

At December 31, 2012, we have available unused net operating loss carryforwards of approximately $17,544,000 for federal and $13,081,000 for state that may be applied against future taxable income and that, if unused, expire beginning in 2013 through 2033.

Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations provided by the Internal Revenue Code under section 382.  The annual limitation may result in the expiration of net operating loss carryforwards before utilization Our Federal and state net operating loss carryforwards will begin to expire in 2022 and 2013, respectively.

Effective January 1, 2007, we adopted new accounting guidance which altered the framework for recognizing income tax contingencies. Previously, the focus was on the subsequent liability recognition for estimated losses from tax contingencies where such losses were probable and the related amounts could be reasonably estimated. Under this new guidance, a contingent tax asset (i.e., an uncertain tax position) may only be recognized if it is more likely than not that it will ultimately be sustained upon audit. We have evaluated our tax positions for all jurisdictions and all years for which the statute of limitations remains open and determined that no additional liability for unrecognized tax benefits and interest was necessary.

(11) Retirement Plan	12 Months Ended
Dec. 31, 2012
Notes
(11) Retirement Plan

(11)         Retirement Plan

We sponsor a 401(k) plan (the “Plan”) for the benefit of employees who are at least 21 years of age. Our management determines, at its discretion, the annual and matching contribution. We elected not to contribute to the Plan for the years ended December 31, 2012 and 2011.

(12) Commitments	12 Months Ended
Dec. 31, 2012
Notes
(12) Commitments

(12)         Commitments

Leases

We lease our Mission Viejo, California facility under a non-cancellable operating lease effective March 2010 that expires in September 2015. Rent expense for the years ended December 31, 2012 and 2011 totaled $229,381 and $163,534 respectively.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Payments
2013	226,663
2014	232,602
2015	178,059
Total	$637,324

Employment Agreements

On August 5, 2009, the Board appointed Mr. Joseph J. Flynn as President and Chief Executive Officer (“CEO”) effective August 31, 2009.  Mr. Flynn has served as a member of the Board since 2003.  He previously held the position of our President and CEO from 2003 to 2006, having resigned to take a position as the Vice President of the Sport Group for the Nielsen Company.  Mr. Flynn’s base salary was $261,250.  In addition to the base salary, in 2011 Mr. Flynn earned a $100,000 performance bonus and was granted an option to purchase 100,000 shares of Common Stock.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Flynn (the “New Flynn Agreement”). The New Flynn Agreement provides that Mr. Flynn will continue his employment as our President and CEO. The New Flynn Agreement has a term of two years, provides for an annual base salary of $269,087, and will automatically renew for subsequent twelve (12) month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve (12) months.  Mr. Flynn also receives the customary employee benefits available to our employees. Mr. Flynn is also entitled to receive a bonus of up to $110,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Flynn’s employment under the New Flynn Agreement without cause at any time on thirty (30) days advance written notice, at which time Mr. Flynn would receive severance pay for six (6) months and be fully vested in all options and warrants granted to date. The foregoing summary of the New Flynn Agreement is qualified in its entirety by reference to the full text of the employment agreement, which was filed as Exhibit 10.2 to our 8-K filing on December 23, 2011.

On April 2, 2010, we entered into an employment agreement with Mr. Paul T. Anthony, our Chief Financial Officer (“CFO”) since 2004, to serve as our Executive Vice President (“EVP”) and CFO.  As EVP and CFO, Mr. Anthony reports to the CEO and has duties and responsibilities assigned by the CEO.  Mr. Anthony’s base salary was $212,658.  In addition to the base salary, in 2011 Mr. Anthony  earned a $60,000 performance bonus and was granted an option to purchase 60,000 shares of Common Stock.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Anthony (the “New Anthony Agreement”) to continue to serve as our Executive Vice President (“EVP”) and CFO. The New Anthony Agreement has a term of two years, and provides for an annual base salary of $219,037. The agreement will automatically renew for subsequent twelve (12) month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve (12) months.  Mr. Anthony also receives the customary employee benefits available to our employees. Mr. Anthony is also entitled to receive a bonus of up to $70,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Anthony’s employment under the New Anthony Agreement without cause at any time on thirty (30) days advance written notice, at which time Mr. Anthony would receive severance pay for six (6) months and be fully vested in all options and warrants granted to date.   The foregoing summary of the New Anthony Agreement is qualified in its entirety by reference to the full text of the employment agreement, which was filed as Exhibit 10.1 to our 8-K filing on December 23, 2011.

(13) Concentrations	12 Months Ended
Dec. 31, 2012
Notes
(13) Concentrations

(13)         Concentrations

Cash Concentrations

At times, cash balances held in financial institutions are in excess of federally insured limits. Management performs periodic evaluations of the relative credit standing of financial institutions and limits the amount of risk by selecting financial institutions with a strong credit standing.

Major Customers

For the year ended December 31, 2012, there were four customers that each generated at least 10% of our revenues and these customers represented a total of 59% of revenues.  As of December 31, 2012, net accounts receivable due from these customers totaled approximately $2,300,000.

For the year ended December 31, 2011, there were four customers that each generated at least 10% of our revenues and these customers represented a total of 40% of revenues.  As of December 31, 2011, net accounts receivable due from these customers totaled approximately $381,000.

(14) Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
(14) Related Party Transactions

(14)         Related Party Transactions

In August of 2009, we entered in to a consulting agreement with John D. Pace, Chairman of the Board, to provide support to us in the capacity of Chief Strategy Officer. The agreement currently provides that we will pay Mr. Pace $6,500 per month as compensation for his services.  Total cash compensation to Mr. Pace for each of the years ended December 31, 2012 and 2011 was $78,000 and $78,000, respectively.

In July 2011, as part of the offering of convertible promissory notes and warrants, we agreed to pay Cambria Capital, LLC a placement fee of $149,850 in sales commissions, reimburse for costs associated with the placement and to issue a warrant to purchase up to 199,800 shares of Common Stock exercisable at a price of $1.50 per share. Cambria Capital, LLC is an affiliate of Michael Vanderhoof, a member of the Board. The engagement of Cambria Capital, LLC, the payment of the placement fee and the issuance of the warrant to Cambria Capital, LLC were approved by a majority of the disinterested members of the Board after full disclosure of Mr. Vanderhoof’s interest. We additionally granted piggyback registration rights to Cambria Capital, LLC in this offering that are the same as those afforded to the investors in the offering.

(1) Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, which contemplate continuation of Auxilio as a going concern. We have reported a net loss of $2,381,866 for the year ended December 31, 2012 and an accumulated deficit of $22,889,401 as of December 31, 2012. We reported a net loss of $2,591,642 for the year ended December 31, 2011. We have negative working capital of $661,457 as of December 31, 2012.

The consolidated financial statements include the accounts of Auxilio and our wholly owned subsidiaries.  All intercompany balances and transactions were eliminated.

Liquidity

Liquidity

During the year ended December 31, 2012, cash used for operating activities was $29,601 as compared to cash used for operating activities of $2,023,052 for the same period in 2011.  During this same period our revenue increased by 64%. We expect another year of revenue growth in 2013.  The implementation costs that accompanied the growth in 2012 along with the related sales expense and operational overhead has substantially contributed to our losses. As these new accounts mature, we anticipate a reduction in costs of goods sold per account and an increase in total costs but at a slower rate than revenue, allowing us to reduce our current net cash used from operating activities. We have already seen this trend in the fourth quarter of 2012.

The standard term for our management services contracts are three to five years. We refer to mature accounts as those whom we have fully implemented, and have influenced change in our customer’s configuration of equipment, toner procurement vendors, third-party service vendors and/or leased equipment agreements. Accounts normally take six to twelve months to reach maturity, but could take as long as twenty-four months. There is no specific timeframe that results in maturity because our customers are initially in varying positions with regards to their equipment configuration, toner procurement vendors, third-party service vendors and leased equipment agreements. Often these agreements are non-cancellable until they reach their termination date.

During 2011 in preparation for this growth, we raised $1,850,000 in a convertible debt financing.  Additionally, in May 2012, we entered into an asset based line of credit agreement with a financial institution. This facility provides for borrowings up to $2,000,000 not to exceed 80% of eligible receivables. Management believes that improved cash generated from operations, along with the funds raised in these recent debt financings, will be sufficient to sustain our business operations over the next twelve months.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenue is recognized pursuant to ASC Topic 605, “Revenue Recognition” (“ASC 605”).  Revenues from equipment sales transactions are earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price has been determined and collectability has been reasonably assured. For the placement of equipment that is to be placed at a customer’s location at a future date, revenue is deferred until the placement of such equipment. Monthly service and supply revenue is earned monthly during the term of the contract, as services and supplies are provided.

When we enter into arrangements that include multiple deliverables, they typically consist of the sale of MFD equipment and a support services contract which includes a reserve for replacement of printer and fax equipment. Pursuant to ASC Subtopic 605-25-25: “Revenue Recognition – Multiple-Element Arrangements – Recognition”(“ASC 605-25-25”), we account for each element within an arrangement with multiple deliverables as separate units of accounting. Revenue is allocated to each unit of accounting using the relative selling price method, which allocates revenue to each unit of accounting based on the fair value of both the delivered and undelivered items.

Deferred Revenue

Deferred Revenue

We enter into arrangements that include multiple deliverables, which typically consist of the sale of MFD equipment and a support services contract.  We account for each element within an arrangement with multiple deliverables as separate units of accounting.  Revenue is allocated to each unit of accounting under the guidance of FASB ASC Topic 605-25, Multiple-Deliverable Revenue Arrangements, which provides criteria for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy for determining the selling price of a deliverable.  The selling price used for each deliverable is based on vendor-specific objective (“VSOE”) evidence if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third-party evidence is available.  We are required to determine the best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis.    We do not separately sell MFD equipment on a standalone basis.  Therefore, we do not have VSOE for the selling price of these units. As we purchase the equipment, we have third-party evidence of the cost of this element.  We estimate the proceeds from the arrangement to allocate to the service unit based on historical cost experiences.  Based on the relative costs of each unit to the overall cost of the arrangement, we utilize the same relative percentage to allocate the total arrangement proceeds.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows and balance sheet classification, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

Accounts Receivable

We provide an allowance for doubtful accounts equal to the estimated uncollectible amounts. Our estimate is based on historical collection experience and a review of the current status of trade accounts receivable.  It is reasonably possible that our estimate of the allowance for doubtful accounts will change.  Management believes that no accounts receivable are uncollectible at December 31, 2012.

Supplies

Supplies

Supplies consist of parts and supplies for the automated office equipment, including copiers, facsimile machines and printers.  Supplies are valued at the lower of cost or market value on a first-in, first-out basis.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation.  Depreciation of the property and equipment is provided using the straight-line method over the assets’ estimated economic lives, which range from 2 to 7 years.  Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Intangible Assets

Under ASC Topic 350, “Intangibles, Goodwill and Other” (“ASC 350”), goodwill and intangible assets with indefinite lives are reviewed for impairment at least annually (December 31), or more frequently when indicators of impairment are present.  Intangible assets with definite lives are reviewed for impairment when indicators of impairment exist.  For goodwill, management compares the carrying value of the reporting unit to its related estimated fair value and recognizes an impairment charge in the amount by which the carrying value exceeds the estimated fair value.  For indefinite life intangible assets, management compares the estimated fair value of the intangible asset to its carrying value and an impairment charge is recognized in the amount by which the carrying value exceeds estimated fair value.  For definite life intangible assets, if the carrying value cannot be recovered from expected undiscounted future cash flows, then an impairment charge is recognized in the amount by which the carrying value exceeds the estimated fair value of the intangible asset.

For purposes of testing the impairment of goodwill, we have one reporting unit. Our methodology for testing goodwill impairment consists of one, and possibly two steps.  In step one of the goodwill impairment test, management compares the carrying amount (including goodwill) of the entity-wide reporting unit and the fair value based on market capitalization. Our market capitalization is based on the closing price of our Common Stock as quoted on the OTCBB multiplied by our outstanding shares of Common Stock.  There was no impairment of goodwill as a result of the annual impairment tests completed during the fourth quarters of 2012 and 2011. Excluding goodwill, we have no intangible assets deemed to have indefinite lives. At December 31, 2012, our fair value, based on market capitalization, was approximately $18.8 million, exceeding our book value by approximately $19.1 million.  The second step of the impairment test compares the implied fair value of the goodwill with the book value. We were not required to perform step two since we passed step one.

Long-lived Assets

Long-Lived Assets

In accordance with FASB ASC Topic 350, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there are indications of impairment, we use future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable.  In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value.  Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less the cost to sell. As of December 31, 2012, management determined there was no impairment of these assets.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial reporting requirements and those imposed under federal and state tax laws.  Deferred taxes are provided for timing differences in the recognition of revenue and expenses for income tax and financial reporting purposes and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We account for our Financial Instruments in accordance with ASC Topic 820, “Fair Value Measurements,” (“ASC 820”). ASC 820 defines fair value, provides a framework for measuring fair value and expands the disclosures required for fair value measurements. The standard applies to other accounting pronouncements, but does not require any new fair value measurements.

The fair value hierarchy consists of three broad levels, which are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2 - Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Our derivative warrant liability and derivative additional investment rights liability are stated at fair value as further described in note 6 below.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and capital lease obligations approximate fair value due to the short-term nature of these financial instruments. The carrying amount of our host debt contract of our convertible debt approximates its fair value as we believe the credit market has not materially changed since the original borrowing date.

Stock-based Compensation

Stock-Based Compensation

We recognize stock-based compensation as an expense in accordance with ASC Topic 718 “Share-Based Payments” (“ASC 718”) and value the equity securities based on the fair value of the security on the date of grant.  Stock option awards are valued using the Black-Scholes option-pricing model.

For the years ended December 31, 2012 and 2011, stock-based compensation expense recognized in the statements of operations is as follows:

	Year Ended December 31,
	2012	2011
Cost of revenues	$ 102,065	$ 75,290
Sales and marketing	63,599	24,014
General and administrative expenses	225,941	204,675
Total stock based compensation expense	$ 391,605	$ 303,979

The weighted average estimated fair value of stock options granted during 2012 and 2011 was $0.55 and $0.44 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option.  The assumptions used in the Black-Scholes model were as follows for stock options granted in 2012 and 2011:

	2012	2011
Risk-free interest rate	0.07% to 0.17%	0.08% to 0.19%
Expected volatility of our Common Stock	64.83% to 82.48%	80.95% to 85.78%
Dividend yield	0%	0%
Expected life of options	3 years	3 years

The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable.  Because option valuation models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

Compensation cost associated with grants of restricted stock units are also measured at fair value. We evaluate the assumptions used to value restricted stock units on a quarterly basis. When factors change, including the market price of the stock, share-based compensation expense may differ significantly from what was recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, we may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. As of December 31, 2012, we have not granted any restricted stock units under the 2011 Stock Incentive Plan.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

In accordance with ASC Topic 260, “Earnings Per Share,” basic net loss per share is calculated using the weighted average number of shares of our Common Stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of our Common Stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

As of December 31, 2012, potentially dilutive securities consisted of options and warrants to purchase 8,179,637 shares of our Common Stock at prices ranging from $0.30 to $2.15 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

As of December 31, 2011, potentially dilutive securities consisted of options and warrants to purchase 9,349,561 shares of our Common Stock at prices ranging from $0.30 to $6.75 per share. Of these potentially dilutive securities, none of the shares of Common Stock underlying the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2012	2011
Numerator:
Net loss	$(2,381,866)	$(2,591,642)

Denominator:
Denominator for basic calculation weighted averages	19,589,978	19,376,214

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,589,978	19,376,214

Net loss per share:
Basic net loss per share	(.12)	(.13)
Diluted net loss per share	(.12)	(.13)

Segment Reporting

Segment Reporting

Based on our integration and management strategies, we operated in a single business segment.  For the years ended December 31, 2012 and 2011, all revenues were derived from domestic operations.

Subsequent Events

Subsequent Events

Management has evaluated events subsequent through the date of filing of this annual report and determined there is no effect on the financial statements, nor any items that would require disclosure.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB that we adopt as of the specified effective date.  Unless otherwise discussed in these financial statements and notes or in our Annual Report on Form 10-K for the year ended December 31, 2012, we believe the impact of any recently issued standards that are not yet effective are either not applicable to us at this time or will not have a material impact on our consolidated financial statements upon adoption.

(1) Basis of Presentation and Summary of Significant Accounting Policies: Stock-based Compensation: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The weighted average estimated fair value of stock options granted during 2012 and 2011 was $0.55 and $0.44 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option.  The assumptions used in the Black-Scholes model were as follows for stock options granted in 2012 and 2011:

	2012	2011
Risk-free interest rate	0.07% to 0.17%	0.08% to 0.19%
Expected volatility of our Common Stock	64.83% to 82.48%	80.95% to 85.78%
Dividend yield	0%	0%
Expected life of options	3 years	3 years

(1) Basis of Presentation and Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share: Schedule of Earnings Per Share Calculation, Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Earnings Per Share Calculation, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2012	2011
Numerator:
Net loss	$(2,381,866)	$(2,591,642)

Denominator:
Denominator for basic calculation weighted averages	19,589,978	19,376,214

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,589,978	19,376,214

Net loss per share:
Basic net loss per share	(.12)	(.13)
Diluted net loss per share	(.12)	(.13)

(2) Accounts Receivable: Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Accounts Receivable

A summary of accounts receivable follows:

	As of December 31,
	2012	2011
Trade receivables	$ 6,848,090	$ 1,849,131
Unapplied advances and unbilled revenue	(2,154,430)	183,607
Allowance for doubtful accounts	-	-
	$ 4,693,660	$ 2,032,738

(3) Property and Equipment: Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Property and Equipment

A summary property and equipment follows:

	As of December 31,
	2012	2011
Furniture and fixtures	55,695	51,398
Computers and office equipment	541,895	553,254
Fleet equipment	216,857	367,660
Leasehold improvements	3,838	-
	818,285	972,312
Less accumulated depreciation and amortization	(591,281)	(780,502)
	$227,004	$191,810

(6) Derivative Liabilities: Fair Value Inputs, Warrant Liability, Quantitative Information (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Fair Value Inputs, Warrant Liability, Quantitative Information

We determined that our derivative Warrant liability was a Level 3 fair value measurement.  The fair value as of July 29, 2012 (the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Exercise price	$1.50	$1.50
Term (years)	3.75	4.33
Risk-free interest rate	0.65%	0.833%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$1.18	$0.76

(7) Warrants: Warrant Activity, December 31, 2011 and 2012 (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Warrant Activity, December 31, 2011 and 2012

Below is a summary of warrant activity during the years ended December 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,362,708	$ 1.36
Granted in 2011	869,800	$ 1.31
Exercised in 2011	-	$ -
Cancelled in 2011	(250,000)	$ 0.55
Outstanding at December 31, 2011	3,982,508	$ 1.40	2.71	$ 130,667
Granted in 2012	72,098	$ 1.39
Exercised in 2012	-	$ -
Cancelled in 2012	(1,600,000)	$ 1.50
Outstanding at December 31, 2012	2,454,606	$ 1.34	1.85	$ 228,983

Warrants exercisable at December 31, 2012	2,254,606	$ 1.37	1.85	$ 226,983

(7) Warrants: Schedule of Warrants, Oustanding and Exercisable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Warrants, Oustanding and Exercisable

The following tables summarize information about warrants outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Warrants Exercisable	Exercisable Warrants Weighted Average Exercise Price
$0.30 to $0.75	501,667	1.54	$ 0.50	501,667	$ 0.50
$0.91 to $1.84	1,341,898	2.84	$ 1.37	1,141,898	$ 1.44
$1.85 to $2.00	611,041	0.27	$ 1.96	611,041	$ 1.96
$0.30 to $2.00	2,454,606	1.85	$ 1.34	2,254,606	$ 1.37

(8) Stock Option and Stock Incentive Plans: Stock Option Activity (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock Option Activity

Additional information with respect to these Plans’ stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	5,218,909	$ 1.01
Granted in 2011	671,500	$ 0.89
Exercised in 2011	(46,465)	$ 0.53
Cancelled in 2011	(476,891)	$ 0.68
Outstanding at December 31, 2011	5,367,053	$ 1.03	6.23	$ 208,835
Granted in 2012	620,500	$ 1.11
Exercised in 2012	-	$ -
Cancelled in 2012	(262,522)	$ 1.40
Outstanding at December 31, 2012	5,725,031	$ 1.02	5.65	$ 623,117

Options exercisable at December 31, 2012	4,449,031	$ 1.02	4.78	$ 540,708

(8) Stock Option and Stock Incentive Plans: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Options Exercisable	Exercisable Options Weighted Average Exercise Price
$0.30 to $0.75	1,072,500	4.99	$ 0.57	1,066,500	$ 0.57
$0.75 to $0.90	1,590,831	5.04	$ 0.81	1,235,387	$ 0.82
$0.91 to $1.84	2,795,700	6.52	$ 1.22	1,881,144	$ 1.27
$1.85 to $2.00	236,000	2.34	$ 1.99	236,000	$ 1.99
$2.00 to $2.15	30,000	5.67	$ 2.15	30,000	$ 2.15
$0.30 to $2.15	5,725,031	5.65	$ 1.02	4,449,031	$ 1.02

(10) Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

For the years ended December 31, 2012 and 2011, the components of income tax expense are as follows:

	Year Ended December 31
	2012	2011
Current provision:
Federal	$ -	$ -
State	7,440	7,495
	7,440	7,495
Deferred benefit:
Federal	-	-
State	-	-
	-	-
Income tax expense	$ 7,440	$ 7,495

(10) Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

Income tax provision amounted to $7,440 and $7,495 for the years ended December 31, 2012 and 2011, respectively (an effective rate of (0.3)% for 2012 and (0.3)% for 2011).  A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Year Ended December 31
	2012	2011
Computed tax at federal statutory rate of 34%	$ (807,305)	$ (878,610)
State taxes, net of federal benefit	3,947	3,072
Non-deductible items	95,392	87,434
Other	1,460	2,840
Change in valuation allowance	713,946	792,759
	$ 7,440	$ 7,495

(10) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Year Ended December 31
	2012	2011
Deferred tax assets:
Accrued salaries/vacation	$232,600	$195,100
Accrued equipment pool	54,100	57,500
State taxes	400	800
Stock options	768,900	714,300
Net operating loss carryforwards	7,121,300	6,443,100
Total deferred tax assets	8,177,300	7,410,800

Deferred tax liabilities:
Depreciation	21,000	75,800
Amortization of intangibles	4,700	4,700
Other	313,900	321,600
Total deferred tax liabilities	339,600	402,100

Net deferred assets before valuation allowance	7,837,700	7,008,700
Valuation allowance	-7,837,700	-7,008,700
Net deferred tax assets	$ -	$ -

(1) Basis of Presentation and Summary of Significant Accounting Policies: Basis of Presentation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ 2,381,866	$ 2,591,642
Accumulated deficit	22,889,401	20,507,535
Working capital	$ 661,457

(1) Basis of Presentation and Summary of Significant Accounting Policies: Liquidity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net cash used for operating activities	$ 29,601	$ 2,023,052
Revenue Increase Percentage	64.00%
Proceeds From Convertible Notes and Warrants		1,850,000
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000
Convertible Debt Securities
Proceeds From Convertible Notes and Warrants	$ 1,850,000	$ 1,850,000

(1) Basis of Presentation and Summary of Significant Accounting Policies: Intangible Assets (Details) (USD $)	Dec. 31, 2012
Fair value of stock, based on market capitalization	$ 18,800,000
Fair value of stock in excess of book value	$ 19,100,000

(1) Basis of Presentation and Summary of Significant Accounting Policies: Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocated Share-based Compensation Expense, Net of Tax	$ 391,605	$ 303,979
Cost of Sales
Allocated Share-based Compensation Expense	102,065	75,290
Selling and Marketing Expense
Allocated Share-based Compensation Expense	63,599	24,014
General and Administrative Expense
Allocated Share-based Compensation Expense	$ 225,941	$ 204,675

(1) Basis of Presentation and Summary of Significant Accounting Policies: Stock-based Compensation: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.55	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.07%	0.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	64.83%	80.95%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.17%	0.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	82.48%	85.78%

(1) Basis of Presentation and Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,179,637	9,349,561
Stock Options | Minimum
Potentially dilutive securities, exercise price	0.3	0.3
Stock Options | Maximum
Potentially dilutive securities, exercise price	2.15	6.75

(1) Basis of Presentation and Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share: Schedule of Earnings Per Share Calculation, Basic and Diluted (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (2,381,866)	$ (2,591,642)
Basic weighted average shares outstanding	19,589,978	19,376,214
Diluted weighted average shares outstanding	19,589,978	19,376,214
Basic	$ (0.12)	$ (0.13)
Diluted	$ (0.12)	$ (0.13)

(2) Accounts Receivable: Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Gross, Current	$ 6,848,090	$ 1,849,131
Unapplied advances and unbilled revenue	(2,154,430)	183,607
Accounts receivable, net	$ 4,693,660	$ 2,032,738

(3) Property and Equipment: Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 818,285	$ 972,312
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(591,281)	(780,502)
Property and equipment, net	227,004	191,810
Furniture and Fixtures
Property, Plant and Equipment, Gross	55,695	51,398
Office Equipment
Property, Plant and Equipment, Gross	541,895	553,254
Fleet Equipment
Property, Plant and Equipment, Gross	216,857	367,660
Leasehold Improvements
Property, Plant and Equipment, Gross	$ 3,838

(3) Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization	$ 117,357	$ 125,601

(4) Line of Credit (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility, Initiation Date	May 4, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Line of Credit Facility, Interest Rate Description	prime plus 3.75%; provided, however, that at no time shall the rate be less than seven percent (7.0%) per annum
Line of Credit Facility, Borrowing Capacity, Description	The amount available to us at any given time is the lesser of (a) $2.0 million, or (b) the amount available under our borrowing base (80% of our eligible accounts, minus (1) accrued client lease payables, and minus (2) accrued equipment pool liability)
Line of Credit Facility, Covenant Terms	While there are outstanding credit extensions, we must maintain a minimum balance of unrestricted cash and cash equivalents at Avidbank of at least $400,000, measured on a monthly basis, and our maximum quarterly consolidated adjusted EBITDA loss must not exceed: (i) $1,000,000 for the quarter ended March 31, 2012, (ii) $250,000 for the quarter ending June 30, 2012, (iii) $500,000 for the quarter ending September 30, 2012, and (iv) we must have adjusted EBITDA income of $100,000 for the quarter ending December 31, 2012. We covenanted not to, among other things, (a) dispose of assets (other than in the ordinary course), (b) change our business, (c) change our CEO or CFO, (d) merge or consolidate with any other person, (e) acquire all or substantially all of the capital stock or property of another person, or (f) become liable for any indebtedness (other than permitted indebtedness, as set forth in the Loan and Security Agreement).
Line of Credit
Debt Instrument, Interest Rate, Effective Percentage	7.00%
Warrant Exercise Term, Years	5
Class of Warrant or Right, Outstanding	72,098
Warrant Exercise Price	$ 1.387
Interest Expense, Debt	$ 78,722

(5) Convertible Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Private Offering of Secured Convertible Notes And Warrants Closed Date	Jul 29, 2011
Proceeds From Convertible Notes and Warrants		$ 1,850,000
Derivative additional investment rights liability		235,000
Convertible notes payable, discount	223,250	364,250
Debt Instrument, Convertible, Interest Expense	375,551	156,961
Derivative Financial Instruments, Liabilities
Convertible Notes Payable	1,427,000
Derivative Warrant Liability	166,000
Derivative additional investment rights liability	257,000
Convertible notes payable, discount	423,000
Convertible Debt Securities
Proceeds From Convertible Notes and Warrants	1,850,000	1,850,000
Debt Instrument, Description	Each of the Units consists of (i) a $5,000 secured convertible promissory note (each a “Note” and collectively “Notes”) and (ii) a warrant (each a “Warrant” and collectively “Warrants”) to purchase 1,000 shares of our Common Stock at and exercise price of $1.50 per share
Debt Instrument, Maturity Date	Jul 29, 2014
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Interest Rate Terms	the interest on the outstanding balance of the Notes is payable no later than thirty (30) days following the close of each calendar quarter
Debt Instrument, Convertible, Number of Equity Instruments	1,850,000
Warrant Expiration Date	Apr 29, 2016
Class of Warrant or Right, Outstanding	370,000
Debt Instrument, Call Feature	We may call the Notes for prepayment (“Call Option”) if (a) our Common Stock closes at or above $2.00 per share for 20 consecutive days; and (b) our Common Stock has had daily trading volume at or above 100,000 shares for the same 20 consecutive days. Investors shall have 60 days from the date on which we call the Notes to convert the Notes (thereafter we may prepay any outstanding Notes).
Debt Instrument, Convertible, Conversion Price	$ 1
Debt Instrument, Convertible, Terms of Conversion Feature	If (a) there is any transaction, or a series of transactions, that results, directly or indirectly, in the transfer of 100% of Auxilio including, without limitation, any sale of stock, sale of assets, sale of membership interests, merger or consolidation, reorganization, recapitalization or restructuring, tender or exchange offer, negotiated purchase or leveraged buyout, and (b) the per share price of our Common Stock in such transaction equals or exceeds $1.00, then the Notes will be automatically converted into our Common Stock.
Commissions and Marketing Fees Due	$ 149,850
Convertible Debt Securities | Cambria Capital
Class of Warrant or Right, Outstanding	199,800
Warrant Exercise Price	$ 1.5

(6) Derivative Liabilities (Details) (USD $)	12 Months Ended					0 Months Ended		12 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative Financial Instruments, Liabilities	Dec. 31, 2011 Derivative Financial Instruments, Liabilities	Jul. 29, 2012 Derivative Financial Instruments, Liabilities	Jul. 29, 2012 Derivative Financial Instruments, Liabilities Fair Value, Inputs, Level 3	Dec. 31, 2011 Derivative Financial Instruments, Liabilities Fair Value, Inputs, Level 3	Dec. 31, 2012 Derivative Additional Investment Rights Liability	Dec. 31, 2011 Derivative Additional Investment Rights Liability	Jul. 29, 2012 Derivative Additional Investment Rights Liability	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Minimum	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Minimum	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Maximum	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Maximum
Change in fair value of derivative liabilities	$ (279,000)	$ 62,000	$ 92,000	$ 40,000				$ (187,000)	$ 22,000
Derivative warrant liability		126,000		126,000	218,000
Change in fair value of derivative liabilities	279,000	(62,000)	(92,000)	(40,000)				187,000	(22,000)
Derivative additional investment rights liability		$ 235,000	$ 257,000							$ 422,000
Fair Value Assumptions, Conversion Price													$ 1	$ 1	$ 2	$ 2
Fair Value Assumptions, Expected Term						3 years 9 months	4 years 3 months 29 days				2 years	2 years 6 months 29 days
Fair Value Assumptions, Risk Free Interest Rate						0.65%	0.83%				0.34%	0.36%
Fair Value Assumptions, Expected Volatility Rate						78.00%	79.00%				78.00%	79.00%
Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%				0.00%	0.00%
Share Price						$ 1.18	$ 0.76				$ 1.18	$ 0.76

(6) Derivative Liabilities: Fair Value Inputs, Warrant Liability, Quantitative Information (Details) (Derivative Financial Instruments, Liabilities, Fair Value, Inputs, Level 3, USD $)	0 Months Ended
	Jul. 29, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities | Fair Value, Inputs, Level 3
Fair Value Assumptions, Exercise Price	$ 1.5	$ 1.5
Fair Value Assumptions, Expected Term	3 years 9 months	4 years 3 months 29 days
Fair Value Assumptions, Risk Free Interest Rate	0.65%	0.83%
Fair Value Assumptions, Expected Volatility Rate	78.00%	79.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share Price	$ 1.18	$ 0.76

(7) Warrants: Warrant Activity, December 31, 2011 and 2012 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants, Outstanding	2,454,606	3,982,508	3,362,708
Warrants, Weighted Average Exercise Price	$ 1.34	$ 1.4	$ 1.36
Warrants, Issued	72,098	869,800
Warrants, Granted, Weighted Average Exercise Price	$ 1.39	$ 1.31
Warrants, Expired	(1,600,000)	(250,000)
Warrants, Expirations, Weighted Average Exercise Price	$ 1.5	$ 0.55
Warrants, Outstanding, Weighted Average Remaining Contractual Life	1.85	2.71
Warrants, Outstanding, Intrinsic Value	$ 228,983	$ 130,667
Warrants, Exercisable	2,254,606
Warrants, Exercisable, Weighted Average Exercise Price	$ 1.37
Warrants, Exercisable, Weighted Average Remaining Contractual Life	1.85
Warrants, Exercisable, Intrinsic Value	$ 226,983

(7) Warrants: Schedule of Warrants, Oustanding and Exercisable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $0.30 to $0.75	Dec. 31, 2012 $0.91 to $1.84	Dec. 31, 2012 $1.85 to $2.00	Dec. 31, 2012 $0.30 to $2.00
Options, Outstanding	5,725,031	5,367,053	5,218,909	501,667	1,341,898	611,041	2,454,606
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term				1 year 6 months 14 days	2 years 10 months 2 days	3 months 7 days	1 year 10 months 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price				$ 0.5	$ 1.37	$ 1.96	$ 1.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options				501,667	1,141,898	611,041	2,254,606
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price				$ 0.5	$ 1.44	$ 1.96	$ 1.37

(7) Warrants (Details) (USD $)	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Executive Officer	Apr. 01, 2011 Chief Executive Officer	Jul. 29, 2011 Investor	Jul. 29, 2011 Placement Broker	Dec. 31, 2012 Sodexo Operations LLC	Dec. 31, 2012 Sodexo Operations LLC Warrant 2	Jul. 13, 2010 Sodexo Operations LLC Warrant 2	Jun. 02, 2009 Sodexo Operations LLC Warrant 2	Dec. 31, 2012 Sodexo Operations LLC Warrant 1
Warrants, Vestable							2,000,000
Warrant Exercise Price				$ 0.94			$ 1.5
Warrants, Vested									175,000	150,000
Warrants issued for marketing services	$ 25,787							$ 90,161			$ 76,807
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model		Black-Scholes option-pricing model					Black-Scholes option-pricing model			Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments			$ 0					$ 0			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.11%					0.17%			0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			81.36%					82.56%			85.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years	3 years					4 years			5 years
Class of Warrant or Right, Outstanding				300,000	370,000	199,800

(8) Stock Option and Stock Incentive Plans (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2001 Stock Option Plan	Dec. 31, 2012 2003 Stock Option Plan	May 15, 2003 2003 Stock Option Plan	Dec. 31, 2012 2004 Stock Incentive Plan	May 12, 2004 2004 Stock Incentive Plan	Dec. 31, 2012 2007 Stock Option Plan	May 16, 2007 2007 Stock Option Plan	Dec. 31, 2012 2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,400,000	4,400,000		6,400,000		4,470,000		5,970,000
Share-based Compensation Arrangement by Share-based Payment Award, Description		Under the 2001 Stock Option Plan (the “2001 Plan”), the option exercise price was equal to the fair market value of the Common Stock on the date of grant. Options expired no later than 10 years from the grant date and generally vested within five years	Under the 2003 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant. Stock options expired no later than 10 years from the grant date and generally vested within five years		Under the terms and conditions of the 2004 Plan, the option exercise price is equal to the fair market value of the Common Stock at the date of grant. Options expired no later than 10 years from the grant date and generally vested within five years		Under the 2007 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant. Options expired no later than 10 years from the grant date and generally vested within three years.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			899,500						152,253
Options Granted Under Plan				567,167		714,750		2,890,147
Unamortized compensation expense, unvested options	$ 442,063
Unamortized compensation, weighted average period recognition, in years	1.5

(8) Stock Option and Stock Incentive Plans: Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options, Outstanding	5,725,031	5,367,053	5,218,909
Options, Outstanding, Weighted Average Exercise Price	$ 1.02	$ 1.03	$ 1.01
Options, Grants in Period	620,500	671,500
Options, Granted, Weighted Average Exercise Price	$ 1.11	$ 0.89
Options, Exercised		(46,465)
Options, Exercised, Weighted Average Exercise Price		$ 0.53
Options, Expirations in Period	(262,522)	(476,891)
Options, Expired, Weighted Average Exercise Price	$ 1.4	$ 0.68
Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 24 days	6 years 2 months 23 days
Options, Outstanding, Intrinsic Value	$ 623,117	$ 208,835
Options, Exercisable	4,449,031
Options, Exercisable, Weighted Average Exercise Price	$ 1.02
Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 9 months 11 days
Options, Exercisable, Intrinsic Value	$ 540,708

(8) Stock Option and Stock Incentive Plans: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $0.30 to $0.75	Dec. 31, 2012 $0.75 to $0.90	Dec. 31, 2012 $0.91 to $1.84	Dec. 31, 2012 $1.85 to $2.00	Dec. 31, 2012 $2.00 to $2.15	Dec. 31, 2012 $0.30 to $2.15
Options, Outstanding	5,725,031	5,367,053	5,218,909	1,072,500	1,590,831	2,795,700	236,000	30,000	5,725,031
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term				4 years 11 months 26 days	5 years 14 days	6 years 6 months 7 days	2 years 4 months 2 days	5 years 8 months 1 day	5 years 7 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price				$ 0.57	$ 0.81	$ 1.22	$ 1.99	$ 2.15	$ 1.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options				1,066,500	1,235,387	1,881,144	236,000	30,000	4,449,031
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price				$ 0.57	$ 0.82	$ 1.27	$ 1.99	$ 2.15	$ 1.02

(9) Restricted Stock (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock Sodexo Operations LLC	May 11, 2014 Restricted Stock Sodexo Operations LLC	May 11, 2013 Restricted Stock Sodexo Operations LLC	Dec. 31, 2012 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2015 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2014 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2013 Restricted Stock 2 Sodexo Operations LLC	Dec. 31, 2012 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2015 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2014 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2013 Restricted Stock 3 Sodexo Operations LLC
Shares, Granted		200,000			23,437				31,765
Shares, Vested		66,667
Shares, Future Vesting, By Date			66,666	66,667		7,813	7,812	7,812		10,588	10,588	10,588
Fair value of warrants issued for marketing services		$ 54,667							$ 106,413
Commissions and Marketing Fees Due	158,793
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	133,333
Restricted Stock Units	85,526
Restricted Stock, Cost	$ 102,631

(10) Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current State and Local Tax Expense (Benefit)	$ 7,440	$ 7,495
Income tax expense	$ 7,440	$ 7,495

(10) Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations	0.30%	0.30%
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (807,305)	$ (878,610)
Income Tax Reconciliation, State and Local Income Taxes	3,947	3,072
Income Tax Reconciliation, Nondeductible Expense	95,392	87,434
Income Tax Reconciliation, Other Reconciling Items	1,460	2,840
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	713,946	792,759
Income tax expense	$ 7,440	$ 7,495

(10) Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Federal Income Taxes	Dec. 31, 2011 Federal Income Taxes	Dec. 31, 2012 State Income Taxes	Dec. 31, 2011 State Income Taxes
Deferred Tax Assets, Gross, Noncurrent		$ 6,440,000	$ 5,784,000	$ 1,398,000	$ 1,225,000
Federal net operating loss carryforwards	17,544,000
State net operating loss carryforwards	$ 13,081,000
Operating Loss Carryforwards, Expiration Dates	2013 through 2033

(10) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	$ 232,600	$ 195,100
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	54,100	57,500
Deferred Tax Assets, State Taxes	400	800
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	768,900	714,300
Deferred Tax Assets, Operating Loss Carryforwards	7,121,300	6,443,100
Deferred Tax Assets, Gross	8,177,300	7,410,800
Deferred Tax Liabilities, Deferred Expense, Other Capitalized Costs	21,000	75,800
Deferred Tax Liabilities, Intangible Assets	4,700	4,700
Deferred Tax Liabilities, Other	313,900	321,600
Deferred Tax Liabilities, Gross	339,600	402,100
Net deferred assets before valuation allowance	7,837,700	7,008,700
Deferred Tax Assets, Valuation Allowance	$ (7,837,700)	$ (7,008,700)

(12) Commitments (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer
Operating Leases, Rent Expense	$ 229,381	$ 163,534
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	226,663
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	232,602
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	178,059
Operating Leases, Future Minimum Payments Due	637,324
Salaries, Wages and Officers' Compensation			261,250	269,087	212,658	219,037
Officer Performance Bonus			$ 100,000	$ 110,000	$ 60,000	$ 70,000
Options, Grants in Period	620,500	671,500	100,000		60,000
Employment Agreement Term Years				2		2

(13) Concentrations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net	$ 4,693,660	$ 2,032,738
Customer Concentration Risk
Revenue Generated from Major Customers, percent	59.00%	40.00%
Accounts receivable, net	$ 2,300,000	$ 381,000

(14) Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2009	Dec. 31, 2012	Dec. 31, 2011
Conversion of convertible note payable		$ 50,000
Board of Directors Chairman
Salaries, Wages and Officers' Compensation	6,500	78,000	78,000
CambriaCapitalLLCMember
Conversion of convertible note payable		$ 149,850
Debt Conversion, Converted Instrument, Warrants or Options Issued		199,800
Investment Warrants, Exercise Price		$ 1.5